SCHEDULE OF GROUP ASSOCIATES (Details)	12 Months Ended
Dec. 31, 2022
Shanghai Teddy Friends Investment Management Limited [Member]
Equity method investment, issued shares held/paid-up capital	Registered capital of Mainland China RMB27,000,000
Equity method investment, ownership percentage	20.00%
Equity method investment voting power percentage	20.00%
Equity method investment profit sharing percentage	20.00%
Equity method investment, description of principal activity	Investment holding
Suzhou Sudi Investment And Development Limited [Member]
Equity method investment, issued shares held/paid-up capital	Registered capital of Mainland China RMB35,000,000
Equity method investment, ownership percentage	10.00%
Equity method investment voting power percentage	10.00%
Equity method investment profit sharing percentage	10.00%
Equity method investment, description of principal activity	Operating a theme park facility in Mainland China